                                                                           '99

--------------------------------------------------------------------------------


Nationwide(R) VA Separate Account - B

December 31, 1999


[THE BEST OF AMERICA(R) LOGO]


                                                                 ANNUAL REPORT


AMERICA'S

Exclusive


ANNUITY(SM)

--------------------------------------------------------------------------------

                                                [Nationwide Logo]

                                  Nationwide Life and Annuity Insurance Company
                                           Home Office: Columbus, Ohio




APO-03233-H(12/99)

                               [Nationwide Logo]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                          [Joseph J. Gasper's Photo]


                              PRESIDENT'S MESSAGE


We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1999 annual report of the Nationwide VA Separate Account-B.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.



                               /s/ Joseph J. Gasper
                           Joseph J. Gasper, President

                                February 10, 2000

--------------------------------------------------------------------------------


                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:

      American Century VP - American Century VP Balanced (ACVPBal)
         535,753 shares (cost $4,113,475) ...........................................     $ 4,173,515

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         246,170 shares (cost $2,912,899) ...........................................       3,653,168

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         404,868 shares (cost $2,899,307) ...........................................       3,238,941

      American Century VP - American Century VP International (ACVPInt)
         1,931,291 shares (cost $20,196,461) ........................................      24,141,133

      American Century VP - American Century VP Value (ACVPValue)
         358,786 shares (cost $2,373,024) ...........................................       2,134,776

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         193,187 shares (cost $6,583,627) ...........................................       7,547,809

      Dreyfus Stock Index Fund (DryStkIx)
         1,583,950 shares (cost $55,887,642) ........................................      60,902,889

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         129,936 shares (cost $5,190,443) ...........................................       5,180,563

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         152,247 shares (cost $3,286,969) ...........................................       3,879,246

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         1,299,973 shares (cost $34,329,471) ........................................      33,422,296

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         822,614 shares (cost $39,017,250) ..........................................      45,186,208

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         2,567,324 shares (cost $28,467,184) ........................................      29,036,435

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         296,912 shares (cost $7,569,856) ...........................................       8,147,255

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         645,435 shares (cost $11,102,030) ..........................................      12,050,267

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,169,537 shares (cost $29,452,994) ........................................      34,092,009

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B


      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         884,356 shares (cost $19,905,045) ..........................................      20,472,834

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         27,893 shares (cost $196,174) ..............................................         192,744

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         565,679 shares (cost $15,719,221) ..........................................      14,543,616

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,442,691 shares (cost $16,393,706) ........................................      15,566,639

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         96,590,473 shares (cost $96,590,473) .......................................      96,590,473

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         156,796 shares (cost $1,598,946) ...........................................       1,524,059

      Nationwide SAT - Small Company Fund (NSATSmCo)
         522,926 shares (cost $9,823,119) ...........................................      11,567,127

      Nationwide SAT - Total Return Fund (NSATTotRe)
         750,993 shares (cost $14,512,135) ..........................................      14,126,183

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         183,977 shares (cost $5,702,226) ...........................................       6,856,826

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         109,525 shares (cost $1,666,576) ...........................................       1,735,974

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         418,480 shares (cost $5,675,288) ...........................................       5,540,672

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         663,549 shares (cost $12,396,891) ..........................................      13,032,110

      Oppenheimer VAF - Bond Fund (OppBdFd)
         737,300 shares (cost $8,805,253) ...........................................       8,493,691

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         324,883 shares (cost $9,331,250) ...........................................      10,854,325

      Oppenheimer VAF - Growth Fund (OppGro)
         202,880 shares (cost $8,925,555) ...........................................      10,111,551

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         301,845 shares (cost $5,069,103) ...........................................       5,270,205

      Strong Opportunity Fund II, Inc. (StOpp2)
         420,147 shares (cost $9,432,616) ...........................................      10,919,612

      Strong VIF - Strong Discovery Fund II (StDisc2)
         102,081 shares (cost $1,021,440) ...........................................       1,161,683

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         136,347 shares (cost $1,658,335) ...........................................       2,231,999


      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         142,640 shares (cost $1,588,333) ...........................................       1,524,825

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         179,980 shares (cost $2,187,350) ...........................................       2,566,510

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         86,979 shares (cost $919,484) ..............................................         953,288

      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         312,189 shares (cost $4,055,382) ...........................................       3,861,780

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         324,950 shares (cost $5,014,062) ...........................................       5,426,664

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         78,125 shares (cost $1,097,391) ............................................       1,504,695

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         571,807 shares (cost $10,022,936) ..........................................      14,981,353
                                                                                          -----------
            Total investments .......................................................     558,397,948

   Accounts receivable ..............................................................         294,217
                                                                                          -----------
            Total assets ............................................................     558,692,165

ACCOUNTS PAYABLE ....................................................................          19,666
                                                                                          -----------
CONTRACT OWNERS' EQUITY (NOTE 4) ....................................................   $ 558,672,499
                                                                                          ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
STATEMENT OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                               TOTAL                             ACVPBal
                                                  --------------------------------     ---------------------------
                                                        1999             1998              1999            1998
                                                  ---------------   --------------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $    12,209,397       7,818,099          84,936          33,348
  Mortality, expense and
    administration charges (note 2)......              (7,811,199)     (5,643,109)        (62,221)        (39,181)
                                                   --------------  --------------      ----------      ----------
    Net investment activity..............               4,398,198       2,174,990          22,715          (5,833)
                                                   --------------  --------------      ----------      ----------

  Proceeds from mutual fund
    shares sold..........................           1,813,953,387     724,145,392       1,532,098       1,370,465
 Cost of mutual fund shares sold.........          (1,757,424,692)   (716,278,224)     (1,666,613)     (1,340,497)
                                                   --------------  --------------      ----------      ----------
     Realized gain (loss) on investments..             56,528,695       7,867,168        (134,515)         29,968
  Change in unrealized gain (loss)
    on investments.......................               6,717,970      16,445,711        (147,565)        124,972
                                                   --------------  --------------      ----------      ----------
    Net gain (loss) on investments.......              63,246,665      24,312,879        (282,080)        154,940
                                                   --------------  --------------      ----------      ----------
  Reinvested capital gains...............              14,782,161      13,663,741         586,056         206,788
                                                   --------------  --------------      ----------      ----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......              82,427,024      40,151,610         326,691         355,895
                                                   --------------  --------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              78,276,261     241,794,992         374,539       1,611,751
  Transfers between funds................                       -               -          (9,888)        866,011
  Redemptions............................            (106,692,804)    (49,104,065)       (500,529)       (417,463)
  Annuity benefits ......................                 (19,404)         (3,683)              -               -
  Adjustments to maintain reserves.......                 294,335         (13,743)            (64)            169
                                                   --------------  --------------      ----------      ----------
      Net equity transactions............             (28,141,612)    192,673,501        (135,942)      2,060,468
                                                   --------------  --------------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....              54,285,412     232,825,111         190,749       2,416,363
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................             504,387,087     271,561,976       3,982,699       1,566,336
                                                   --------------  --------------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $  558,672,499     504,387,087       4,173,448       3,982,699
                                                   ==============  ==============      ==========      ==========




                                                             ACVPCapAp                       ACVPIncGr
                                                   ---------------------------     ---------------------------
                                                      1999            1998             1999            1998
                                                   ----------      -----------     ----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                   -                -             600          13,971
  Mortality, expense and
    administration charges (note 2)......             (36,197)         (23,230)        (40,673)         (9,285)
                                                    ---------       ----------      ----------      ----------
    Net investment activity..............             (36,197)         (23,230)        (40,073)          4,686
                                                    ---------       ----------      ----------      ----------
  Proceeds from mutual fund
    shares sold..........................           6,617,383        1,861,327       3,541,056       3,462,801
 Cost of mutual fund shares sold.........          (5,926,294)      (2,002,979)     (3,237,874)     (3,421,020)
                                                    ---------       ----------      ----------      ----------
     Realized gain (loss) on investments..            691,089         (141,652)        303,182          41,781
  Change in unrealized gain (loss)
    on investments.......................             658,964          125,669         164,310         175,325
                                                    ---------       ----------      ----------      ----------
    Net gain (loss) on investments.......           1,350,053          (15,983)        467,492         217,106
                                                    ---------       ----------      ----------      ----------
  Reinvested capital gains...............                   -           77,047               -               -
                                                    ---------       ----------      ----------      ----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......           1,313,856           37,834         427,419         221,792
                                                    ---------       ----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             104,184          538,949         429,821         586,130
  Transfers between funds................           1,069,815         (186,436)        867,863       1,836,457
  Redemptions............................            (386,137)        (172,970)       (964,403)       (164,220)
  Annuity benefits ......................                   -                -               -               -
  Adjustments to maintain reserves.......                  67               10           2,354          (1,953)
                                                    ---------       ----------      ----------      ----------
      Net equity transactions............             787,929          179,553         335,635       2,256,414
                                                    ---------       ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           2,101,785          217,387         763,054       2,478,206
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................           1,551,448        1,334,061       2,478,206               -
                                                    ---------       ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....           3,653,233        1,551,448       3,241,260       2,478,206
                                                    =========       ==========      ==============  ==========


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                            ACVPint                          ACVPValue
                                              ------------------------------      ---------------------------
                                                    1999             1998              1999            1998
                                              ---------------   ------------      -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................     $            -          39,772          22,101          12,481
  Mortality, expense and administration
    charges (note 2).....................           (244,975)       (159,363)        (40,228)        (39,441)
                                              --------------    ------------      ----------      ----------
    Net investment activity..............           (244,975)       (119,591)        (18,127)        (26,960)
                                              --------------    ------------      ----------      ----------

  Proceeds from mutual fund shares sold..        127,078,667      31,356,628       5,753,466       3,069,812
  Cost of mutual fund shares sold........       (119,686,321)    (31,185,304)     (5,935,589)     (3,124,822)
                                              --------------    ------------      ----------      ----------
    Realized gain (loss) on investments..          7,392,346         171,324        (182,123)        (55,010)
  Change in unrealized gain (loss)
    on investments.......................          3,088,550         719,921        (279,714)         27,951
                                              --------------    ------------      ----------      ----------
    Net gain (loss) on investments.......         10,480,896         891,245        (461,837)        (27,059)
                                              --------------    ------------      ----------      ----------
  Reinvested capital gains...............                  -         408,286         209,382         149,013
                                              --------------    ------------      ----------      ----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........         10,235,921       1,179,940        (270,582)         94,994
                                              --------------    ------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          1,230,040       4,813,488         338,659       1,438,016
  Transfers between funds................          1,077,633       3,543,125        (886,385)        333,167
  Redemptions............................         (2,067,608)       (803,970)       (324,178)       (278,803)
  Annuity benefits ......................             (3,019)           (542)         (1,537)           (354)
  Adjustments to maintain reserves.......             (2,209)           (221)            (58)           (438)
                                              --------------    ------------      ----------      ----------
      Net equity transactions............            234,837       7,551,880        (873,499)      1,491,588
                                              --------------    ------------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....         10,470,758       8,731,820      (1,144,081)      1,586,582
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         13,661,390       4,929,570       3,278,763       1,692,181
                                              --------------    ------------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....    $    24,132,148      13,661,390       2,134,682       3,278,763
                                              ==============    ============      ==========      ==========


                                                          DrySRGro                         DryStkIx
                                               ---------------------------      ---------------------------
                                                  1999            1998             1999            1998
                                               ----------     ------------      -----------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................             925            8,472         595,958        522,901
  Mortality, expense and administration
    charges (note 2).....................        (102,904)         (63,111)       (817,328)       (485,796)
                                               ----------     ------------      ----------    ------------
    Net investment activity..............        (101,979)         (54,639)       (221,370)         37,105
                                               ----------     ------------      ----------    ------------

  Proceeds from mutual fund shares sold..       5,480,508        6,586,671      61,300,160      39,332,503
  Cost of mutual fund shares sold........      (4,578,885)      (6,462,288)    (51,324,024)    (36,715,362)
                                               ----------     ------------      ----------    ------------
    Realized gain (loss) on investments..         901,623          124,383       9,976,136       2,617,141
  Change in unrealized gain (loss)
    on investments.......................         551,875          442,083        (577,072)      5,058,856
                                               ----------     ------------      ----------    ------------
    Net gain (loss) on investments.......       1,453,498          566,466       9,399,064       7,675,997
                                               ----------     ------------      ----------    ------------
  Reinvested capital gains...............         249,138          196,095         514,716          95,170
                                               ----------     ------------      ----------    ------------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........       1,600,657          707,922       9,692,410       7,808,272
                                               ----------     ------------      ----------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         703,482        1,619,005       7,548,957      17,316,091
  Transfers between funds................         794,953           95,845      (3,376,077)     15,572,652
  Redemptions............................      (1,001,950)        (326,063)     (7,057,239)     (2,773,953)
  Annuity benefits ......................               -                -               -               -
  Adjustments to maintain reserves.......             102               28             609            (560)
                                               ----------     ------------      ----------    ------------
      Net equity transactions............         496,587        1,388,815      (2,883,750)     30,114,230
                                               ----------     ------------      ----------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       2,097,244        2,096,737       6,808,660      37,922,502
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       5,450,670        3,353,933      54,094,842      16,172,340
                                               ----------     ------------      ----------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       7,547,914        5,450,670      60,903,502      54,094,842
                                               ==========     ============      ==============  ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                         DryCapAp                         DryGrInc
                                             -----------------------------     ----------------------------
                                                  1999             1998            1999            1998
                                             -------------    ------------     -------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $       82,047          22,474          21,630          24,522
  Mortality, expense and administration
    charges (note 2).....................          (128,571)        (34,717)        (50,582)        (33,541)
                                             --------------   -------------    -------------    -----------
    Net investment activity..............           (46,524)        (12,243)        (28,952)         (9,019)
                                             --------------   -------------    -------------    -----------

  Proceeds from mutual fund shares sold..        46,132,612       5,604,652         987,750       2,360,951
  Cost of mutual fund shares sold........       (44,911,896)     (5,779,706)       (924,568)     (2,425,101)
                                             --------------   -------------    -------------    -----------
    Realized gain (loss) on investments..         1,220,716        (175,054)         63,182         (64,150)
  Change in unrealized gain (loss)
    on investments.......................          (524,951)        516,519         349,913         289,005
                                             --------------   -------------  --------------     -----------

    Net gain (loss) on investments.......           695,765         341,465         413,095         224,855
                                             --------------   -------------    -------------    -----------

 Reinvested capital gains...............            55,124             574         117,578          33,632
                                             --------------   -------------    -------------    -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations..........................           704,365         329,796         501,721         249,468
                                             --------------   -------------    -------------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           839,452       1,296,381         272,978       1,731,959
  Transfers between funds................           938,506       3,114,305          31,306         456,443
  Redemptions............................        (2,181,652)       (237,901)       (380,817)       (219,063)
  Annuity benefits ......................                 -               -               -               -
  Adjustments to maintain reserves.......               (15)           (757)             16            (522)
                                             --------------   -------------    -------------    -----------
      Net equity transactions............          (403,709)      4,172,028         (76,517)      1,968,817
                                             --------------   -------------    -------------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           300,656       4,501,824         425,204       2,218,285
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................         4,879,906         378,082       3,454,067       1,235,782
                                             --------------   -------------    -------------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....    $    5,180,562       4,879,906       3,879,271       3,454,067
                                             ==============   =============    =============    ===========


                                                        FidVIPEI                         FidVIPGr
                                              ----------------------------      ---------------------------
                                                  1999            1998             1999            1998
                                              -------------   ------------      -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         718,655          438,197          62,752          96,650
  Mortality, expense and administration
    charges (note 2).....................        (660,180)        (540,327)       (567,708)       (299,659)
                                              -----------     ------------      ----------       ---------
    Net investment activity..............          58,475         (102,130)       (504,956)       (203,009)
                                              -----------     ------------      ----------       ---------

  Proceeds from mutual fund shares sold..      55,517,129       34,659,555      79,869,201      49,056,647
  Cost of mutual fund shares sold........     (52,009,973)     (31,406,671)    (72,708,952)    (46,848,717)
                                              -----------     ------------      ----------       ---------
    Realized gain (loss) on investments..       3,507,156        3,252,884       7,160,249       2,207,930
  Change in unrealized gain (loss)
    on investments.......................      (3,467,328)      (1,043,501)      1,895,516       2,012,302
                                             ------------   --------------  --------------  --------------

    Net gain (loss) on investments.......          39,828        2,209,383       9,055,765       4,220,232
                                              -----------     ------------      ----------       ---------

 Reinvested capital gains...............       1,588,606        1,559,466       3,945,522       2,528,165
                                              -----------     ------------      ----------       ---------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations..........................       1,686,909        3,666,719      12,496,331       6,545,388
                                              -----------     ------------      ----------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       2,909,702       17,187,231       3,494,471       6,866,625
  Transfers between funds................     (13,728,204)       2,340,278       5,545,659      (4,825,633)
  Redemptions............................      (6,482,410)      (3,613,020)     (7,399,782)     (2,061,683)
  Annuity benefits ......................          (2,988)            (711)         (4,108)           (783)
  Adjustments to maintain reserves.......          55,498              551          31,244            (188)
                                              -----------     ------------      ----------       ---------
      Net equity transactions............     (17,248,402)      15,914,329       1,667,484         (21,662)
                                              -----------     ------------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     (15,561,493)      19,581,048      14,163,815       6,523,726
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................      49,039,213       29,458,165      31,053,591      24,529,865
                                              -----------     ------------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD....      33,477,720       49,039,213      45,217,406      31,053,591
                                              ===========     ============      ==============  ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                         FidVIPHI                         FidVIPOv
                                             -------------------------------     ---------------------------
                                                  1999             1998              1999            1998
                                             ---------------    ------------     -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $    3,049,368       1,651,369          82,634          82,111
  Mortality, expense and administration
    charges (note 2).....................          (429,544)       (411,908)       (109,701)        (77,315)
                                             --------------     -----------      ----------     -----------
    Net investment activity..............         2,619,824       1,239,461         (27,067)          4,796
                                             --------------     -----------      ----------     -----------

  Proceeds from mutual fund shares sold..        49,445,073      34,216,558     133,300,844      29,186,608
  Cost of mutual fund shares sold........       (51,382,276)    (36,081,568)   (130,144,938)    (28,928,508)
                                             --------------     -----------      ----------     -----------
    Realized gain (loss) on investments..        (1,937,203)     (1,865,010)      3,155,906         258,100
  Change in unrealized gain (loss)
    on investments.......................         1,560,104      (2,094,999)        405,515         253,115
                                             --------------     -----------      ----------     -----------
    Net gain (loss) on investments.......          (377,099)     (3,960,009)      3,561,421         511,215
                                             --------------     -----------      ----------     -----------
  Reinvested capital gains...............           113,995       1,049,307         133,280         242,012
                                             --------------     -----------      ----------     -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........         2,356,720      (1,671,241)      3,667,634         758,023
                                             --------------     -----------      ----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................
  Transfers between funds................         1,998,374      17,519,558         600,133       2,071,208
  Redemptions............................        (3,776,540)     (1,398,748)       (957,966)       (270,743)
  Annuity benefits ......................        (3,500,166)     (2,706,795)       (848,535)       (491,688)
  Adjustments to maintain reserves.......                 -               -               -               -
      Net equity transactions............                710             (64)         (1,343)             44
                                              --------------     -----------      ----------     -----------
                                                  (5,277,622)     13,413,951      (1,207,711)      1,308,821
                                              --------------     -----------      ----------     -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY....         (2,920,902)     11,742,710       2,459,923       2,066,844
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................         31,958,042      20,215,332       5,686,000       3,619,156
                                               --------------     ----------      ----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....         29,037,140      31,958,042       8,145,923       5,686,000
                                              ==============     ===========      ==========     ===========



                                                         FidVIPAM                         FidVIPCon
                                                ----------------------------      ---------------------------
                                                     1999            1998             1999            1998
                                                -------------   ------------      -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          365,259          169,515         193,521         111,354
  Mortality, expense and administration
    charges (note 2).....................         (171,911)        (111,292)       (533,225)       (355,761)
                                                ----------      -----------       ---------       ---------
    Net investment activity..............          193,348           58,223        (339,704)       (244,407)
                                                ----------      -----------       ---------       ---------

  Proceeds from mutual fund shares sold..        4,177,593        2,252,969      42,424,562      29,737,118
  Cost of mutual fund shares sold........       (4,082,871)      (2,135,006)    (36,005,223)    (27,128,669)
                                                ----------      -----------       ---------       ---------
    Realized gain (loss) on investments..           94,722          117,963       6,419,339       2,608,449
  Change in unrealized gain (loss)
    on investments.......................          307,881          249,950        (669,926)      3,503,323
                                                ----------      -----------       ---------       ---------
    Net gain (loss) on investments.......          402,603          367,913       5,749,413       6,111,772
                                                ----------      -----------       ---------       ---------
  Reinvested capital gains...............          462,661          508,545       1,419,156         819,250
                                                ----------      -----------       ---------       ---------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........        1,058,612          934,681       6,828,865       6,686,615
                                                ----------      -----------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................
  Transfers between funds................        1,986,331        3,941,991       2,446,510       8,215,815
  Redemptions............................          706,046          359,310      (7,950,349)      3,891,022
  Annuity benefits ......................       (1,323,417)        (460,173)     (5,358,878)     (2,172,888)
  Adjustments to maintain reserves.......                -                -            (291)              -
      Net equity transactions............              134               63         104,739             427
                                                ----------       ----------       ---------       ---------
                                                 1,369,094        3,841,191     (10,758,269)      9,934,376
                                                ----------       ----------      ----------      ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY....        2,427,706        4,775,872      (3,929,404)     16,620,991
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................        9,622,689        4,846,817      38,126,162      21,505,171
                                                ----------       ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....     $ 12,050,395        9,622,689      34,196,758      38,126,162
                                                ==========       ==========      ==========      ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                          FidVIPGROp                         MSEmMkt
                                              --------------------------------    ---------------------------
                                                   1999             1998               1999            1998
                                              ---------------   --------------    -------------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................     $      219,859          44,124          23,840          24,096
  Mortality, expense and administration
    charges (note 2).....................           (350,970)       (213,834)         (5,157)         (3,100)
                                               -------------    ------------      ----------      ----------
    Net investment activity..............           (131,111)       (169,710)         18,683          20,996
                                               -------------    ------------      ----------      ----------
  Proceeds from mutual fund shares sold..         60,735,974       5,537,239       3,802,365         975,706
  Cost of mutual fund shares sold........        (58,040,123)     (5,154,732)     (3,748,962)     (1,073,479)
                                               -------------    ------------      ----------      ----------
    Realized gain (loss) on investments..          2,695,851         382,507          53,403         (97,773)
  Change in unrealized gain (loss) on
    investments .........................         (2,262,934)      2,707,877          15,494         (10,716)
                                               -------------    ------------      ----------      ----------
    Net gain (loss) on investments.......            432,917       3,090,384          68,897        (108,489)
                                               -------------    ------------      ----------      ----------
  Reinvested capital gains...............            411,041         153,385               -               -
                                               -------------    ------------      ----------      ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........            712,847       3,074,059          87,580         (87,493)
                                               -------------    ------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            961,172       5,943,854          68,452         140,519
  Transfers between funds................           (767,741)     10,961,989        (225,156)        220,119
  Redemptions............................         (1,944,495)     (1,426,662)        (76,261)        (41,788)
  Annuity benefits ......................                  -               -               -               -
  Adjustments to maintain reserves.......             70,237             (49)              5             (16)
                                               -------------    ------------      ----------      ----------
      Net equity transactions............         (1,680,827)     15,479,132        (232,960)        318,834
                                               -------------    ------------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           (967,980)     18,553,191        (145,380)        231,341
CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD.............................         21,511,059       2,957,868         338,131         106,790
                                               -------------    ------------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....         20,543,079      21,511,059         192,751         338,131
                                               =============    ============      ==========      ==========



                                                         NSATCapAp                        NSATGvtBd
                                               ---------------------------      ---------------------------
                                                    1999            1998             1999           1998
                                               -------------   -----------      -------------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         143,254          121,205         857,631         530,836
  Mortality, expense and administration
    charges (note 2).....................        (403,135)        (194,651)       (229,882)       (129,786)
                                               ----------      -----------      ----------      ----------
    Net investment activity..............        (259,881)         (73,446)        627,749         401,050
                                               ----------      -----------      ----------      ----------
  Proceeds from mutual fund shares sold..      46,186,547        8,182,493      13,275,910      14,587,330
  Cost of mutual fund shares sold........     (43,049,778)      (7,321,337)    (13,973,544)    (14,190,888)
                                               ----------      -----------      ----------      ----------
    Realized gain (loss) on investments..       3,136,769          861,156        (697,634)        396,442
  Change in unrealized gain (loss) on
    investments .........................      (3,036,396)       1,616,515        (536,083)       (294,787)
                                               ----------      -----------      ----------      ----------
    Net gain (loss) on investments.......         100,373        2,477,671      (1,233,717)        101,655
                                               ----------      -----------      ----------      ----------
  Reinvested capital gains...............         998,848          824,866          29,496          72,331
                                               ----------      -----------      ----------      ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........         839,340        3,229,091        (576,472)        575,036
                                               ----------      -----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       2,742,904       10,137,216       1,871,746       6,945,212
  Transfers between funds................     (12,557,885)      12,658,826       1,366,887       4,673,391
  Redemptions............................      (6,108,886)        (987,832)     (2,169,513)     (1,039,812)
  Annuity benefits ......................               -                -               -               -
  Adjustments to maintain reserves.......             (51)            (148)            (84)             28
                                               ----------      -----------      ----------      ----------
      Net equity transactions............     (15,923,918)      21,808,062       1,069,036      10,578,819
                                               ----------      -----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     (15,084,578)      25,037,153         492,564      11,153,855
CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD.............................      29,628,162        4,591,009      15,073,995       3,920,140
                                               ----------      -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....      14,543,584       29,628,162      15,566,559      15,073,995
                                               ==========       ==========      ==========      ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                       NSATMyMkt                      NSATSmCapV
                                             ------------------------------     ------------------------------
                                                   1999            1998              1999            1998
                                             -------------   --------------     -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         3,524,835       2,938,981               -               -
  Mortality, expense and administration
    charges (note 2).....................        (1,094,707)       (833,529)        (30,069)         (3,866)
                                             --------------  --------------     -----------     -----------
    Net investment activity..............         2,430,128       2,105,452         (30,069)         (3,866)
                                             --------------  --------------     -----------     -----------

  Proceeds from mutual fund shares sold..       745,935,436     295,687,265      18,339,627       3,943,236
  Cost of mutual fund shares sold........      (745,935,436)   (295,687,265)    (18,072,852)     (3,883,376)
                                             --------------  --------------     -----------     -----------
    Realized gain (loss) on investments..                 -               -         266,775          59,860
  Change in unrealized gain (loss)
     on investments......................                 -               -         (91,757)         16,870
                                             --------------  --------------     -----------     -----------
    Net gain (loss) on investments.......                 -               -         175,018          76,730
                                             --------------  --------------     -----------     -----------
  Reinvested capital gains...............                 -               -         230,135               -
                                             --------------  --------------     -----------     -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........         2,430,128       2,105,452         375,084          72,864
                                             --------------  --------------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        38,509,617      82,240,994         181,544          38,202
  Transfers between funds................        41,288,252     (44,327,285)      1,849,447         418,553
  Redemptions............................       (36,785,520)    (17,913,246)     (1,378,599)        (33,044)
  Annuity benefits ......................                 -               -               -               -
  Adjustments to maintain reserves.......            37,103          (6,570)             16               3
                                             --------------  --------------     -----------     -----------
      Net equity transactions............        43,049,452      19,993,893         652,408         423,714
                                             --------------  --------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        45,479,580      22,099,345       1,027,492         496,578

CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD.............................        51,148,025      29,048,680         496,578               -
                                             --------------  --------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....        96,627,605      51,148,025       1,524,070         496,578
                                             ==============  ==============     ===========     ===========



                                                           NSATSmCo                         NSATTotRe
                                               ---------------------------      ---------------------------
                                                   1999            1998             1999            1998
                                               -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................               -                -          90,376         106,763
  Mortality, expense and administration
    charges (note 2).....................        (139,907)        (113,941)       (198,076)       (140,429)
                                               ----------      -----------     -----------      ----------
    Net investment activity..............        (139,907)        (113,941)       (107,700)        (33,666)
                                               ----------      -----------     -----------      ----------

  Proceeds from mutual fund shares sold..      32,926,301       12,581,286      14,771,750       3,147,742
  Cost of mutual fund shares sold........     (30,327,923)     (13,368,773)    (13,536,263)     (2,495,533)
                                               ----------      -----------     -----------      ----------
    Realized gain (loss) on investments..       2,598,378         (787,487)      1,235,487         652,209
  Change in unrealized gain (loss)
     on investments......................         756,420          965,697      (1,000,830)        250,851
                                               ----------      -----------     -----------      ----------
    Net gain (loss) on investments.......       3,354,798          178,210         234,657         903,060
                                               ----------      -----------     -----------      ----------
  Reinvested capital gains...............         478,555                -         500,011         507,144
                                               ----------      -----------     -----------      ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........       3,693,446           64,269         626,968       1,376,538
                                               ----------      -----------     -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         574,894        3,669,854       1,669,251       5,926,331
  Transfers between funds................         745,285         (266,510)        217,154       1,236,248
  Redemptions............................      (2,216,287)        (660,591)     (1,581,603)     (1,081,832)
  Annuity benefits ......................          (2,123)            (369)              -               -
  Adjustments to maintain reserves.......             162             (484)              3              50
                                               ----------      -----------     -----------      ----------
      Net equity transactions............        (898,069)       2,741,900         304,805       6,080,797
                                               ----------      -----------     -----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       2,795,377        2,806,169         931,773       7,457,335

CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD.............................       8,771,862        5,965,693      13,194,413       5,737,078
                                               ----------      -----------     -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....      11,567,239        8,771,862      14,126,186      13,194,413
                                               ==========      ===========     ===========      ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                          NBAMTGro                         NBAMTGuard
                                             ------------------------------     -----------------------------
                                                 1999             1998               1999            1998
                                             --------------   -------------     -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $             -               -           2,390               -
  Mortality, expense and administration
    charges (note 2).....................           (33,251)        (24,594)        (16,802)         (4,269)
                                             --------------   -------------     -----------     -----------
    Net investment activity..............           (33,251)        (24,594)        (14,412)         (4,269)
                                             --------------   -------------     -----------     -----------

  Proceeds from mutual fund shares sold..         4,382,982       2,684,965       3,617,122       1,888,089
  Cost of mutual fund shares sold........        (4,081,950)     (2,990,491)     (3,544,186)     (2,041,785)
                                             --------------   -------------     -----------     -----------
    Realized gain (loss) on investments..           301,032        (305,526)         72,936        (153,696)

  Change in unrealized gain (loss)
    on investments.......................           817,823         218,132          (2,868)         72,266
                                             --------------   -------------     -----------     -----------
    Net gain (loss) on investments.......         1,118,855         (87,394)         70,068         (81,430)
                                             --------------   -------------     -----------     -----------
  Reinvested capital gains...............           102,839         353,652               -               -
                                             --------------   -------------     -----------     -----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......         1,188,443         241,664          55,656         (85,699)
                                             --------------   -------------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            98,067         955,194          61,911         357,425
  Transfers between funds................         2,645,469         862,118       1,389,926         438,620
  Redemptions............................          (335,675)       (221,438)       (463,097)        (18,761)
  Annuity benefits ......................                 -               -               -               -
  Adjustments to maintain reserves.......                54              (1)             (8)             (6)
                                             --------------   -------------     -----------     -----------
      Net equity transactions............         2,407,915       1,595,873         988,732         777,278
                                             --------------   -------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....         3,596,358       1,837,537       1,044,388         691,579

CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................         3,260,519       1,422,982         691,579               -
                                             --------------   -------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $     6,856,877       3,260,519       1,735,967         691,579
                                             ==============   =============     ===========     ===========


                                                          NBAMTLMat                        NBAMTPart
                                                ---------------------------     ---------------------------
                                                   1999            1998             1999            1998
                                                -----------    ------------     ----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $    473,933          383,662         291,657         51,137
  Mortality, expense and administration
    charges (note 2).....................        (105,699)        (100,735)       (260,080)       (292,955)
                                                ---------      -----------      ----------      ----------
    Net investment activity..............         368,234          282,927          31,577        (241,818)
                                                ---------      -----------      ----------      ----------

  Proceeds from mutual fund shares sold..       4,896,009        4,392,774      18,568,349      31,975,759
  Cost of mutual fund shares sold........      (5,107,339)      (4,372,745)    (17,653,457)    (33,531,240)
                                                ---------      -----------      ----------      ----------
    Realized gain (loss) on investments..        (211,330)          20,029         914,892      (1,555,481)

  Change in unrealized gain (loss)
    on investments.......................        (162,778)        (115,698)       (685,018)        125,336
                                                ---------      -----------      ----------      ----------
    Net gain (loss) on investments.......        (374,108)         (95,669)        229,874      (1,430,145)
                                                ---------      -----------      ----------      ----------
  Reinvested capital gains...............               -                -         507,229       1,610,813
                                                ---------      -----------      ----------      ----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......          (5,874)         187,258         768,680         (61,150)
                                                ---------      -----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         817,903        5,590,575       1,170,383       8,523,714
  Transfers between funds................      (2,291,304)      (2,604,986)    (11,477,114)       (492,756)
  Redemptions............................      (1,888,599)        (726,206)     (2,037,854)     (1,718,726)
  Annuity benefits ......................               -                -          (1,792)           (369)
  Adjustments to maintain reserves.......             (12)              16             (92)         (2,241)
                                                ---------      -----------      ----------      ----------
      Net equity transactions............      (3,362,012)       2,259,399     (12,346,469)      6,309,622
                                                ---------      -----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      (3,367,886)       2,446,657     (11,577,789)      6,248,472

CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................       8,908,547        6,461,890      24,609,788      18,361,316
                                                ---------      -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....    $  5,540,661        8,908,547      13,031,999      24,609,788
                                                =========      ===========      ==========      ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                         OppBdFd                          OppGLSec
                                              ----------------------------      ----------------------------
                                                   1999            1998               1999            1998
                                              -------------   ------------      -------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $      521,048          95,707         113,678         117,153
  Mortality, expense and administration
    charges (note 2).....................          (142,663)       (113,685)       (147,760)       (101,065)
                                              -------------   -------------     -----------     -----------
    Net investment activity..............           378,385         (17,978)        (34,082)         16,088
                                              -------------   -------------     -----------     -----------
  Proceeds from mutual fund shares sold..         4,950,607       2,568,684      25,522,876       3,307,812
                                              -------------   -------------     -----------     -----------
  Cost of mutual fund shares sold........        (5,075,215)     (2,486,541)    (22,308,190)     (2,953,078)

    Realized gain (loss) on investments..          (124,608)         82,143       3,214,686         354,734

  Change in unrealized gain (loss)
    on investments.......................          (593,132)        229,678         908,671         225,573
                                              -------------   -------------     -----------     -----------
    Net gain (loss) on investments.......          (717,740)        311,821       4,123,357         580,307
                                              -------------   -------------     -----------     -----------

  Reinvested capital gains...............            50,039          86,615         318,556         440,985
                                              -------------   -------------     -----------     -----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......          (289,316)        380,458       4,407,831       1,037,380
                                              -------------   -------------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         1,008,386       4,816,861         664,356       4,409,750
  Transfers between funds................        (1,563,027)      2,107,953      (2,467,451)        722,373
  Redemptions............................        (1,386,958)       (836,169)     (1,700,498)       (597,013)
  Annuity benefits ......................                 -               -          (3,102)           (555)
  Adjustments to maintain reserves.......               (41)             22          (2,033)           (259)
                                              -------------   -------------     -----------     -----------
      Net equity transactions............        (1,941,640)      6,088,667      (3,508,728)      4,534,296
                                              -------------   -------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        (2,230,956)      6,469,125         899,103       5,571,676

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        10,724,612       4,255,487       9,946,491       4,374,815
                                              -------------   -------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....         8,493,656      10,724,612      10,845,594       9,946,491
                                              =============   =============     ===========     ===========



                                                              OppGro                           OppMult
                                                  ----------------------------     ---------------------------
                                                        1999            1998             1999            1998
                                                  -------------   ------------     -------------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................              13,874            1,770         165,810          32,207
  Mortality, expense and administration
    charges (note 2).....................             (60,967)          (9,900)        (72,453)        (63,381)
                                                  -----------     ------------     -----------      ----------
    Net investment activity..............             (47,093)          (8,130)         93,357         (31,174)
                                                  -----------     ------------     -----------      ----------

  Proceeds from mutual fund shares sold..           7,813,912          327,310       1,160,615       1,047,503

  Cost of mutual fund shares sold........          (7,382,900)        (334,321)     (1,178,405)     (1,009,629)
                                                  -----------     ------------     -----------      ----------

    Realized gain (loss) on investments..             431,012           (7,011)        (17,790)         37,874

  Change in unrealized gain (loss)
    on investments.......................            1,015,040          172,182         163,061         (44,041)
                                                   -----------     ------------     -----------      ----------

    Net gain (loss) on investments.......            1,446,052          165,171         145,271          (6,167)
                                                   -----------     ------------     -----------      ----------

  Reinvested capital gains...............              152,407           21,359         239,845         186,801
                                                   -----------     ------------     -----------      ----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations......            1,551,366          178,400         478,473         149,460
                                                   -----------     ------------     -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              286,263          677,648         320,580       1,721,887

  Transfers between funds................            7,500,359          449,508        (172,557)        355,122
  Redemptions............................             (632,389)         (41,990)       (306,699)       (500,624)
  Annuity benefits ......................                    -                -               -               -
  Adjustments to maintain reserves.......                   64                2              15               5
                                                   -----------     ------------     -----------      ----------

      Net equity transactions............            7,154,297        1,085,168        (158,661)      1,576,390
                                                   -----------     ------------     -----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            8,705,663        1,263,568         319,812       1,725,850

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................            1,405,954          142,386       4,950,413       3,224,563
                                                   -----------     ------------     -----------      ----------

CONTRACT OWNERS' EQUITY END OF PERIOD....           10,111,617        1,405,954       5,270,225       4,950,413
                                                   ===========     ============     ===========      ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                          StOpp2                           StDisc2
                                             -------------------------------    ----------------------------
                                                 1999             1998               1999            1998
                                             --------------    -------------    -------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $              -          22,334               -               -
  Mortality, expense and administration
    charges (note 2).....................          (124,119)       (131,492)        (15,568)        (17,066)
                                             --------------   -------------     -----------     -----------
    Net investment activity..............          (124,119)       (109,158)        (15,568)        (17,066)
                                             --------------   -------------     -----------     -----------

  Proceeds from mutual fund shares sold..         8,946,725      11,862,831       1,476,638       1,375,858
  Cost of mutual fund shares sold........        (8,374,877)    (10,831,437)     (1,758,063)     (1,352,631)
                                             --------------   -------------     -----------     -----------
    Realized gain (loss) on investments..           571,848       1,031,394        (281,425)         23,227

  Change in unrealized gain (loss)
    on investments.......................         1,190,733        (689,209)        133,521          43,397
                                             --------------   -------------     -----------     -----------
    Net gain (loss) on investments.......         1,762,581         342,185        (147,904)         66,624
                                             --------------   -------------     -----------     -----------
  Reinvested capital gains...............           835,183       1,068,077         148,014          17,503
                                             --------------   -------------     -----------     -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........         2,473,645       1,301,104         (15,458)         67,061
                                             --------------   -------------     -----------     -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           444,100       4,070,443         117,799         408,343
  Transfers between funds................          (679,844)     (7,922,848)         19,118        (332,842)
  Redemptions............................        (1,033,325)     (1,027,921)        (98,431)       (105,073)
  Annuity benefits ......................                 -               -               -               -
  Adjustments to maintain reserves.......              (120)             62              (5)              -
                                             --------------   -------------     -----------     -----------
      Net equity transactions............        (1,269,189)     (4,880,264)         38,481         (29,572)
                                             --------------   -------------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....         1,204,456      (3,579,160)         23,023          37,489

CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD...............................         9,715,041      13,294,201       1,138,651       1,101,162
                                             --------------   -------------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $     10,919,497       9,715,041       1,161,674       1,138,651
                                             ==============   =============     ===========     ===========





                                                           StIntStk2                        VEWrldBd
                                                ---------------------------      ---------------------------
                                                     1999            1998             1999            1998
                                                -------------   -------------    -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................            5,672           30,032          81,369          17,723
  Mortality, expense and administration
    charges (note 2).....................          (16,846)         (32,452)        (25,927)        (34,838)
                                                ----------      -----------      ----------      ----------
    Net investment activity..............          (11,174)          (2,420)         55,442         (17,115)
                                                ----------      -----------      ----------      ----------

  Proceeds from mutual fund shares sold..        2,852,318        3,587,363       1,765,448       3,158,808
  Cost of mutual fund shares sold........       (2,754,634)      (3,904,675)     (1,901,067)     (2,907,439)
                                                ----------      -----------      ----------      ----------
    Realized gain (loss) on investments..           97,684         (317,312)       (135,619)        251,369

  Change in unrealized gain (loss)
    on investments.......................          698,798          414,317        (140,532)         32,925
                                                ----------      -----------      ----------      ----------
    Net gain (loss) on investments.......          796,482           97,005        (276,151)        284,294
                                                ----------      -----------      ----------      ----------
  Reinvested capital gains...............                -                -          36,356               -
                                                ----------      -----------      ----------      ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations.........          785,308           94,585        (184,353)        267,179
                                                ----------      -----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           38,563          728,870         136,369         514,516
  Transfers between funds................          213,338       (2,029,890)       (293,384)        (16,366)
  Redemptions............................         (180,494)        (309,814)       (331,319)       (499,763)
  Annuity benefits ......................                -                -               -               -
  Adjustments to maintain reserves.......               91               13             (14)             32
                                                ----------      -----------      ----------      ----------
      Net equity transactions............           71,498       (1,610,821)       (488,348)         (1,581)
                                                ----------      -----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....          856,806       (1,516,236)       (672,701)        265,598

CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD...............................        1,375,282        2,891,518       2,197,517       1,931,919
                                                ----------      -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....        2,232,088        1,375,282       1,524,816       2,197,517
                                                ==========      ===========      ==========      ==========

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                          VEWrtdEMkt                       VEWrldHAs
                                              ------------------------------     ---------------------------
                                                   1999             1998             1999            1998
                                              -------------    -------------     -------------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $            -          11,626          11,193          12,719
  Mortality, expense and administration
    charges (note 2).....................           (27,585)        (17,849)        (12,533)        (17,337)
                                              -------------    ------------      ----------      ----------
    Net investment activity..............           (27,585)         (6,223)         (1,340)         (4,618)
                                              -------------    ------------      ----------      ----------

  Proceeds from mutual fund shares sold..        23,213,607       2,802,893      10,966,956       4,026,414
  Cost of mutual fund shares sold........       (21,979,207)     (3,745,736)    (10,867,727)     (4,792,158)
                                              -------------    ------------      ----------      ----------
    Realized gain (loss) on investments..         1,234,400        (942,843)         99,229        (765,744)

  Change in unrealized gain (loss)
    on investments.......................           331,043         435,520          56,098          52,953
                                              -------------    ------------      ----------      ----------
    Net gain (loss) on investments.......         1,565,443        (507,323)        155,327        (712,791)
                                              -------------    ------------      ----------      ----------
  Reinvested capital gains...............                 -          10,334               -         312,331
                                              -------------    ------------      ----------      ----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........         1,537,858        (503,212)        153,987        (405,078)
                                              -------------    ------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           69,563         424,278           6,977         107,275
  Transfers between funds................          307,194        (249,999)        259,623        (196,342)
  Redemptions............................         (424,926)       (143,026)       (347,806)        (71,688)
  Annuity benefits ......................             (444)              -               -               -
  Adjustments to maintain reserves.......           (3,448)            209              40            (938)
                                              ------------     -----------      ----------      ----------
      Net equity transactions............          (52,061)         31,462         (81,166)       (161,693)

                                              ------------     -----------      ----------      ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY....        1,485,797        (471,750)         72,821        (566,771)

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        1,071,134       1,542,884         880,479       1,447,250
                                              ------------     -----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....        2,556,931       1,071,134         953,300         880,479
                                              ============     ===========      ==========      ==========



                                                            MSRESec                          WPIntEq
                                                 ---------------------------      ---------------------------
                                                     1999            1998             1999            1998
                                                 ------------   ------------      -------------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           340,255           12,621          48,337         36,266
  Mortality, expense and administration
    charges (note 2).....................           (71,206)        (107,856)        (92,799)       (109,346)
                                                 ----------     ------------      ----------      ----------
    Net investment activity..............           269,049          (95,235)        (44,462)        (73,080)
                                                 ----------     ------------      ----------      ----------

  Proceeds from mutual fund shares sold..         5,267,954        4,004,520     121,571,814      19,997,179
  Cost of mutual fund shares sold........        (6,311,116)      (4,232,713)   (118,098,969)    (20,633,499)
                                                 ----------     ------------      ----------      ----------
    Realized gain (loss) on investments..        (1,043,162)        (228,193)      3,472,845        (636,320)

  Change in unrealized gain (loss)
    on investments.......................           578,992         (858,233)        208,844       1,103,564
                                                 ----------     ------------      ----------      ----------
    Net gain (loss) on investments.......          (464,170)      (1,086,426)      3,681,689         467,244
                                                 ----------     ------------      ----------      ----------
  Reinvested capital gains...............                 -          124,195               -               -
                                                 ----------     ------------      ----------      ----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........          (195,121)      (1,057,466)      3,637,227         394,164
                                                 ----------     ------------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          464,089        2,531,387         255,046       1,577,242
  Transfers between funds................       (1,991,821)      (1,647,687)     (4,300,319)     (2,035,796)
  Redemptions............................         (975,564)        (700,428)       (775,556)       (634,936)
  Annuity benefits ......................                -                -               -               -
  Adjustments to maintain reserves.......              (13)             (83)            350              60
                                                ----------     ------------      ----------      ----------
      Net equity transactions............       (2,503,309)         183,189      (4,820,479)     (1,093,430)

                                                ----------     ------------      ----------      ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY....       (2,698,430)        (874,277)     (1,183,252)       (699,266)

CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        6,560,195        7,434,472       6,610,263       7,309,529
                                                ----------     ------------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....    $   3,861,765        6,560,195       5,427,011       6,610,263
                                                ==========     ============      ==============  ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                           WPPVenCap                        WPSmCoGr
                                               -------------------------------   ----------------------------
                                                    1999              1998            1999            1998
                                               -------------     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $            -               -               -               -
  Mortality, expense and administration
    charges (note 2).....................           (11,527)        (10,924)       (125,563)       (136,302)
                                               ------------      ----------      ----------      ----------
    Net investment activity..............           (11,527)        (10,924)       (125,563)       (136,302)
                                               ------------      ----------      ----------      ----------
    Proceeds from mutual fund shares sold..       1,006,340       2,171,632       6,841,103       4,207,436

  Cost of mutual fund shares sold........          (858,818)     (2,299,785)     (6,977,394)     (3,696,720)
                                               ------------      ----------      ----------      ----------
    Realized gain (loss) on investments..           147,522        (128,153)       (136,291)        510,716
  Change in unrealized gain (loss)
    on investments.......................           314,974          98,230       4,724,714        (683,979)
                                               ------------      ----------      ----------      ----------
    Net gain (loss) on investments.......           462,496         (29,923)      4,588,423        (173,263)
                                               ------------      ----------      ----------      ----------
  Reinvested capital gains...............                 -               -         348,393               -
                                               ------------      ----------      ----------      ----------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations........           450,969         (40,847)      4,811,253        (309,565)
                                               ------------      ----------      ----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            55,830         201,805         402,863       2,381,399
  Transfers between funds................           246,879         275,542         392,300       1,015,890
  Redemptions............................          (135,795)        (64,812)     (1,598,954)       (800,217)
  Annuity benefits ......................                 -               -               -               -
  Adjustments to maintain reserves.......                35               6             297             (45)
                                               ------------      ----------      ----------      ----------
      Net equity transactions............           166,949         412,541        (803,494)      2,597,027
                                               ------------      ----------      ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY....           617,918         371,694       4,007,759       2,287,462

CONTRACT OWNERS' EQUITY BEGINNING
 OF PERIOD...............................           886,812         515,118      10,973,897       8,686,435
                                               ------------      ----------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD....    $    1,504,730         886,812      14,981,656      10,973,897
                                               ============      ==========      ==========      ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP)

                American Century VP - American Century VP Balanced (ACVPBal)

                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp)

                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)

                American Century VP - American Century VP International
                  (ACVPInt)

                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

                Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)


                                                                     (Continued)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor); Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                  (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer
                VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec) Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
                LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio
                  (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

          At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

(4)     COMPONENTS OF CONTRACT OWNERS' EQUITY

          The following is a summary of contract owners' equity at December 31, 1999:

                                                                                                                  ANNUAL
     Contract owners' equity represented by:                  UNITS           UNIT VALUE                          RETURN*
                                                            --------          ----------                          -------
      American Century VP -
      American Century VP Balanced:
         Tax qualified.................................       82,782          $ 15.354284       $ 1,271,058         8%
         Non-tax qualified.............................      189,028            15.354284         2,902,390         8%
      American Century VP -
      American Century VP Capital Appreciation:
         Tax qualified.................................       81,461            13.968271         1,137,869         62%
         Non-tax qualified.............................      180,077            13.968271         2,515,364         62%
      American Century VP -
      American Century VP Income & Growth:
         Tax qualified.................................       81,894            12.578672         1,030,118         16%
         Non-tax qualified.............................      175,785            12.578672         2,211,142         16%
      American Century VP -
      American Century VP International:
         Tax qualified.................................      308,447            24.650510         7,603,376         62%
         Non-tax qualified.............................      669,655            24.650510        16,507,337         62%
      American Century VP -
      American Century VP Value:
         Tax qualified.................................       45,365            12.719374           577,014         (2)%
         Non-tax qualified.............................      121,969            12.719374         1,551,369         (2)%
      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified.................................      132,996            23.591580         3,137,586         28%
         Non-tax qualified.............................      186,945            23.591580         4,410,328         28%
      Dreyfus Stock Index Fund:
         Tax qualified.................................      961,845            22.914747        22,040,435         19%
         Non-tax qualified.............................    1,695,985            22.914747        38,863,067         19%
      Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified.................................      110,872            14.356471         1,591,731         10%
         Non-tax qualified.............................      249,980            14.356471         3,588,831         10%
      Dreyfus VIF - Growth and Income Portfolio:
         Tax qualified.................................      107,460            14.517630         1,560,065         15%
         Non-tax qualified.............................      159,751            14.517630         2,319,206         15%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................      635,675            15.949005        10,138,384          5%
         Non-tax qualified.............................    1,462,720            15.949005        23,328,929          5%
      Fidelity VIP - Growth Portfolio:
         Tax qualified.................................      597,032            25.054513        14,958,346         35%
         Non-tax qualified.............................    1,206,843            25.054513        30,236,864         35%
      Fidelity VIP - High Income Portfolio:
         Tax qualified.................................      817,781            12.783993        10,454,507          7%
         Non-tax qualified.............................    1,453,586            12.783993        18,582,633          7%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified.................................      159,451            18.743279         2,988,635         41%
         Non-tax qualified.............................      275,154            18.743279         5,157,288         41%
      Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified.................................      212,828            16.279126         3,464,654          9%
         Non-tax qualified.............................      527,408            16.279126         8,585,741          9%


                                                                                                                  ANNUAL
                                                              UNITS           UNIT VALUE                          RETURN*
                                                            --------          ----------                          -------
      Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified................................       451,477            22.675266        10,237,361         22%
         Non-tax qualified............................     1,056,444            22.675266        23,955,149         22%
      Fidelity VIP-III -
      Growth Opportunities Portfolio:
         Tax qualified................................       267,657            13.786395         3,690,025          3%
         Non-tax qualified............................     1,222,441            13.786395        16,853,054          3%
      Morgan Stanley -
      Emerging Markets Debt Portfolio:
         Tax qualified................................         4,911             8.822360            43,327         28%
         Non-tax qualified............................        16,937             8.822360           149,424         28%
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified................................       252,002            20.760238         5,231,621          3%
         Non-tax qualified............................       448,548            20.760238         9,311,963          3%
      Nationwide SAT - Government Bond Fund:
         Tax qualified................................       440,246            11.329778         4,987,889         (4)%
         Non-tax qualified............................       933,705            11.329778        10,578,670         (4)%
      Nationwide SAT - Money Market Fund:
         Tax qualified................................     3,422,604            11.482780        39,301,009          3%
         Non-tax qualified............................     4,992,397            11.482780        57,326,596          3%
      Nationwide SAT - Small Cap Value Fund:
         Tax qualified................................        38,232            10.734023           410,383         26%
         Non-tax qualified............................       103,753            10.734023         1,113,687         26%
      Nationwide SAT - Small Company Fund:
         Tax qualified................................       186,506            19.856438         3,703,345         42%
         Non-tax qualified............................       395,269            19.856438         7,848,634         42%
      Nationwide SAT - Total Return Fund:
         Tax qualified................................       298,326            18.207860         5,431,878          5%
         Non-tax qualified............................       477,503            18.207860         8,694,308          5%
      Neuberger & Berman AMT - Growth Portfolio:
         Tax qualified................................        88,327            22.462268         1,984,025         48%
         Non-tax qualified............................       216,935            22.462268         4,872,852         48%
      Neuberger & Berman AMT - Guardian Portfolio:
         Tax qualified................................        56,195            10.503255           590,230         13%
         Non-tax qualified............................       109,084            10.503255         1,145,737         13%
      Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio:
         Tax qualified................................       163,757            11.049212         1,809,386          0%
         Non-tax qualified............................       337,696            11.049212         3,731,275          0%
      Neuberger & Berman AMT - Partners Portfolio:
         Tax qualified................................       232,129            17.216794         3,996,517          6%
         Non-tax qualified............................       524,280            17.216794         9,026,421          6%
      Oppenheimer VAF - Bond Fund:
         Tax qualified................................       186,021            11.316334         2,105,076         (3)%
         Non-tax qualified............................       564,545            11.316334         6,388,580         (3)%
      Oppenheimer VAF - Global Securities Fund:
         Tax qualified................................       159,473            23.791512         3,794,104         56%
         Non-tax qualified............................       295,526            23.791512         7,031,010         56%


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                                                                                                                  ANNUAL
                                                              UNITS           UNIT VALUE                          RETURN*
                                                            --------          ----------                          -------
      Oppenheimer VAF - Growth Fund:
         Tax qualified................................      234,519            17.777418         4,169,142         40%
         Non-tax qualified............................       334,271            17.777418         5,942,475         40%
      Oppenheimer VAF - Multiple Strategies Fund:
         Tax qualified................................        79,147            14.888567         1,178,385         10%
         Non-tax qualified............................       274,831            14.888567         4,091,840         10%
      Strong Opportunity Fund II, Inc.:
         Tax qualified................................       134,958            20.820776         2,809,930         33%
         Non-tax qualified............................       389,494            20.820776         8,109,567         33%
      Strong VIF - Strong Discovery Fund II:
         Tax qualified................................        29,325            11.900815           348,991          4%
         Non-tax qualified............................        68,288            11.900815           812,683          4%
      Strong VIF -
      Strong International Stock Fund II:
         Tax qualified................................        39,778            15.437256           614,063         84%
         Non-tax qualified............................       104,813            15.437256         1,618,025         84%
      Van Eck WIT - Worldwide Bond Fund:
         Tax qualified................................        50,966            10.378690           528,960         (9)%
         Non-tax qualified............................        95,952            10.378690           995,856         (9)%
      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified................................        62,813            11.248273           706,538         97%
         Non-tax qualified............................       163,791            11.248273         1,842,366         97%
      Van Eck WIT - Worldwide Hard Assets Fund:
         Tax qualified................................        36,070             7.964538           287,281         19%
         Non-tax qualified............................        83,623             7.964538           666,019         19%
      Van Kampen LIT-
      Morgan Stanley Real Estate Securities Portfolio:
         Tax qualified................................        77,061            13.529402         1,042,589         (5)%
         Non-tax qualified............................       208,374            13.529402         2,819,176         (5)%
      Warburg Pincus Trust -
      International Equity Portfolio:
         Tax qualified................................       105,810            15.803207         1,672,137         51%
         Non-tax qualified............................       237,602            15.803207         3,754,874         51%
      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
         Tax qualified................................        20,260            19.199834           388,989         61%
         Non-tax qualified............................        58,112            19.199834         1,115,741         61%
      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified................................       179,183            20.420490         3,659,005         67%
         Non-tax qualified............................       554,475            20.420490        11,322,651         67%
                                                            ========            =========

      Reserve for annuity contracts in payout phase:
         Tax qualified ...............................                                               68,791
         Non-tax qualified ...........................                                               48,622
                                                                                                -----------

                                                                                              $ 558,672,499
                                                                                                ===========


* The annual return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-B:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000




--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO  43215-2220




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